Exploration and Evaluation Expenditures (Details Narrative)													1 Months Ended																					6 Months Ended			50 Months Ended	68 Months Ended
	Oct. 02, 2020 shares	Jul. 07, 2020 USD ($)	Oct. 02, 2019 shares	Jul. 07, 2019 USD ($)	Oct. 01, 2018 shares	Jul. 07, 2018 USD ($)	May 04, 2018 CAD ($)	Oct. 02, 2017 shares	Sep. 02, 2017 a	Jul. 07, 2017 USD ($)	May 02, 2017 USD ($) a shares	Aug. 11, 2016 USD ($)	May 24, 2022 USD ($)	Apr. 23, 2022 USD ($) shares	Jul. 21, 2021 shares	May 24, 2021 USD ($) shares	May 21, 2021 shares	Apr. 23, 2021 USD ($) shares	Feb. 16, 2021 USD ($)	Dec. 29, 2020 USD ($)	May 24, 2020 USD ($) shares	Apr. 23, 2020 USD ($) shares	Dec. 29, 2019 USD ($)	May 24, 2019 USD ($) shares	Apr. 23, 2019 USD ($) shares	Dec. 29, 2018 USD ($)	Oct. 23, 2018 USD ($)	May 24, 2018 USD ($) shares	Apr. 23, 2018 USD ($) shares	Jan. 28, 2018 USD ($)	Nov. 24, 2017 USD ($) shares	Jul. 26, 2017 CAD ($) a	Nov. 17, 2016 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Oct. 02, 2020 USD ($) shares	Apr. 23, 2023 USD ($) shares	Apr. 13, 2018 a	Aug. 31, 2017 a
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																																			$ 1,554,435	$ 1,094,953
Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000
National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares															200,000		200,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Ty Sons [Member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares																																	14,000,000
T Y Sons Right Title And Interest In A Property Option Agreement [Member] | Nevada mining [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares	500,000		500,000		500,000			500,000																													2,500,000
Purchase of exploration and evaluation assets		$ 50,000		$ 50,000		$ 50,000				$ 50,000		$ 125,000																									$ 325,000
Net smelter return royalty																																		2.50%	2.50%
Net smelter returns royalty																																		0.50%	0.50%
Property in option agreement [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																				$ 750,000			$ 700,000			$ 600,000				$ 500,000
Minimum Royalty																																		$ 1,000,000
Lease property [member] | National chloride company of america [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares											1,700,000					200,000					200,000			200,000				200,000			100,000
Purchase of exploration and evaluation assets											$ 25,000					$ 100,000					$ 100,000			$ 100,000				$ 100,000			$ 50,000
Area of lease property (Acre) | a											12,290																													12,290
Additioinal area of lease property (Acre) | a									6,000
Lease property [member] | National chloride company of america [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets											$ 1,825,000		$ 1,000,000
Propety in bristol dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																							12,100
Property in in the adjacent cadiz dry lake [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Area of lease property (Acre) | a																																							11,840
Property in exploration and option agreement [member] | TETRA technologies, inc. [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares																		400,000				400,000			400,000				200,000									3,400,000
Purchase of exploration and evaluation assets																		$ 200,000				$ 200,000			$ 200,000		$ 100,000		$ 100,000
Property in exploration and option agreement [member] | TETRA technologies, inc. [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for exploration and evaluation assets (in shares) | shares														400,000
Purchase of exploration and evaluation assets														$ 200,000																								$ 2,700,000
Property for memorandum of understanding [member] | Vendor [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets																																$ 614,150
Net brine area (Acre) | a																																33,000
Tail brine [member] | LANXESS [member]
IfrsStatementLineItems [Line Items]
Purchase of exploration and evaluation assets							$ 3,834,000												$ 3,000,000